Loan Commitments and Other Related Activities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 5,777	$ 6,746
Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	29,028	24,127
Commitments to make loans [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	777	93
Commitments to make loans [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	1,852	981
Unused lines of credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	4,787	6,367
Unused lines of credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	25,484	21,037
Standby letters of credit [Member] | Fixed Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	213	286
Standby letters of credit [Member] | Variable Rate [Member]
Contractual amounts of financial instruments with off-balance-sheet risk
Contractual amounts of financial instruments with off-balance-sheet risk, Total	$ 1,692	$ 2,109